Goodwill and Finite-Life Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill is as follows (in thousands):

	December 31,
	2017	2016	2015
Balance at beginning of period	$258,570	$244,351	$220,966
Acquisitions	74,671	—	23,385
Measurement period adjustments	—	14,219	—
Other	(1,785)	—	—

Balance at end of period	$331,456	$258,570	$244,351

Finite-Life Intangible Assets

Finite-life intangible assets consist of the following (in thousands):

			Useful Life (Years)	Weighted-Average Remaining Life (Years)(1)

	December 31,
	2017	2016
Customer relationships	$208,451	$147,617	5-10	5.4
Trademarks	38,546	35,878	2-10	6.0
Noncompetition agreements	6,241	4,276	1-5	4.4
Internally developed software	541	541	10	6.8

	253,779	188,312
Less accumulated amortization	(80,137)	(53,692)

Finite-life intangibles, net	$173,642	$134,620

(1)	As of December 31, 2017

Estimated Amortization Expense

Based on the recorded intangible assets at December 31, 2017, estimated amortization expense is expected to be as follows (in thousands):

Years Ending December 31,
2018	$34,747
2019	34,535
2020	31,190
2021	28,062
2022	23,869
2023 and thereafter	21,239

Total	$173,642